Intangible Asset (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Intangible Asset [Abstract]
Consideration payment as per modified distribution agreement		$ 390,000
Forgiving receivable		60,000
Distribution agreement modification liabilities		330,000
Remaining life to amortize cost of revenue		31 months
Amortization expense			151,000	75,000
Intangible assets written off	$ 164,000		$ 164,000	$ 0	$ 0